March 18, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Alpha Architect ETF Trust (the “Trust”) File Nos.: 333-195493 and 811-22961 Argent Mid Cap ETF

Ladies and Gentlemen:

On behalf of our client, Alpha Architect ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, Post-Effective Amendment No. 112 and, under the Investment Company Act of 1940, as amended, Amendment No. 115 to the Trust’s Registration Statement on Form N-1A, to register Argent Mid Cap ETF as a new series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (949) 629-3928 or Karen.Aspinall@Practus.com.

Very truly yours,

/s/ Karen Aspinall